Related Party Transactions (Detail)		12 Months Ended	22 Months Ended
	Jan. 13, 2022	Dec. 31, 2021	Jun. 30, 2022	Sep. 30, 2018
Equity-accounted joint ventures | LNG Carriers | Income (loss) from Discontinued Operation
Related Party Transaction [Line Items]
Revenue, Related Party, Type [Extensible Enumeration]		Subsidiaries [Member]
Seapeak | Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership interest	52.00%
Seapeak | Teekay Lng Marubeni Joint Venture [Member] | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Revenue, Related Party, Type [Extensible Enumeration]	Subsidiaries [Member]	Subsidiaries [Member]
Teekay Lng Marubeni Joint Venture [Member] | Seapeak
Related Party Transaction [Line Items]
Lessee, Operating Lease, Extension Of Term Of Contract			21 months
Lessee, Operating Lease, Term of Contract				2 years